Earnings (Loss) Per Share (Details) - Schedule of computation of basic and diluted loss per common share - Earnings per share [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings (Loss) Per Share (Details) - Schedule of computation of basic and diluted loss per common share [Line Items]
Net Income (Loss) Attributable to Roan Holding Group Co., Ltd.’s shareholders			$ 371,091	$ (1,692,654)	$ 23,526,400
Net income (loss) from continuing operations attributable to Roan Holdings Group Co., Ltd.’s shareholders			371,091	(1,692,654)	(3,319,618)
Net income from discontinued operations, net of income tax	$ 322,005	$ (527,427)			$ 26,846,018
Weighted average number of ordinary share outstanding
Basic and Diluted (in Shares)	25,287,887	25,287,887	25,287,887	25,287,887	25,287,887
Net income (loss) per share from continuing operations – Basic and Diluted (in Dollars per share)			$ 0.01	$ (0.07)	$ (0.13)
Net earnings per share from discontinued operations – Basic and Diluted (in Dollars per share)	$ 0.01	$ (0.02)			$ 1.06